Document And Entity Information	May 11, 2021
Document Information [Line Items]
Entity, Registrant Name	NATURAL HEALTH TRENDS CORP.
Document, Type	8-K/A
Document, Period End Date	May 11, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36849
Entity, Tax Identification Number	59-2705336
Entity, Address, Address Line One	Units 1205-07, 12F, Mira Place Tower A
Entity, Address, Address Line Two	132 Nathan Road
Entity, Address, Address Line Three	Tsimshatsui
Entity, Address, City or Town	Kowloon
Entity, Address, Country	HK
City Area Code	852
Local Phone Number	3107-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NHTC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 05-11-21
Amendment Flag	true
Entity, Central Index Key	0000912061